INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 2.0%
2,349	LPL Financial Holdings, Inc.	$ 586,216
26,839	Silvercrest Asset Management Group, Inc., Class A	477,466
		1,063,682
	AUTOMOTIVE - 2.3%
12,136	BorgWarner, Inc.	610,198
24,360	Modine Manufacturing Company(a)	594,628
		1,204,826
	BANKING - 7.3%
25,906	Banco de Chile - ADR	535,995
27,343	BCB Bancorp, Inc.	474,401
3,645	Credicorp Ltd.	464,446
13,615	First Business Financial Services, Inc.	482,243
22,437	ICICI Bank Ltd. - ADR	463,997
9,153	Northrim BanCorp, Inc.	480,624
19,669	Orrstown Financial Services, Inc.	452,387
17,408	Peoples Bancorp, Inc.	541,564
		3,895,657
	BEVERAGES - 1.1%
6,399	Fomento Economico Mexicano S.A.B. de C.V. - ADR	588,196

	BIOTECH & PHARMA - 6.1%
29,065	Catalyst Pharmaceuticals, Inc.(a)	443,532
9,301	Dr Reddy's Laboratories Ltd. - ADR	485,977
31,245	Exelixis, Inc.(a)	533,665
8,660	Halozyme Therapeutics, Inc.(a)	415,593
5,994	Incyte Corporation(a)	461,418
40,440	Ironwood Pharmaceuticals, Inc.(a)	455,759
1,782	United Therapeutics Corporation(a)	438,443
		3,234,387
	CHEMICALS - 1.0%
5,751	Sociedad Quimica y Minera de Chile S.A. - ADR	510,401

	COMMERCIAL SUPPORT SERVICES - 3.1%
5,265	Barrett Business Services, Inc.	505,335

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.1% (Continued)
4,293	CRA International, Inc.	$ 534,350
17,503	Heidrick & Struggles International, Inc.	600,877
		1,640,562
	CONSTRUCTION MATERIALS - 1.0%
2,025	Carlisle Companies, Inc.	522,896

	CONSUMER SERVICES - 0.9%
4,404	Medifast, Inc.	493,821

	CONTAINERS & PACKAGING - 1.1%
21,983	Myers Industries, Inc.	568,041

	ELECTRIC UTILITIES - 2.2%
260,424	Cia Energetica de Minas Gerais - ADR	507,827
19,388	Pampa Energia S.A. - ADR(a)	639,610
		1,147,437
	ELECTRICAL EQUIPMENT - 4.2%
5,501	Advanced Energy Industries, Inc.	512,033
43,096	LSI Industries, Inc.	625,754
13,263	nVent Electric PLC	607,976
30,273	SMART Global Holdings, Inc.(a)	505,559
		2,251,322
	ENGINEERING & CONSTRUCTION - 0.0%(b)
24,225	Sitios Latinoamerica S.A.B. de C.V.(a)	9,797

	ENTERTAINMENT CONTENT - 1.0%
6,885	NetEase, Inc. - ADR	534,551

	FOOD - 2.9%
8,276	Cal-Maine Foods, Inc.	470,077
21,120	Hostess Brands, Inc.(a)	521,664
5,670	Lamb Weston Holdings, Inc.	570,629
		1,562,370

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.8%
1,458	Molina Healthcare, Inc.(a)	$ 401,431

	HOME CONSTRUCTION - 1.0%
14,020	Griffon Corporation	511,309

	HOUSEHOLD PRODUCTS - 1.0%
20,271	Quanex Building Products Corporation	526,032

	INDUSTRIAL SUPPORT SERVICES - 3.4%
3,969	Applied Industrial Technologies, Inc.	567,011
12,569	Titan Machinery, Inc.(a)	575,535
4,050	WESCO International, Inc.(a)	670,599
		1,813,145
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
7,121	Interactive Brokers Group, Inc., Class A	613,189

	INSURANCE - 3.1%
8,100	Arch Capital Group Ltd.(a)	567,000
1,539	Everest Re Group Ltd.	590,930
3,564	Reinsurance Group of America, Inc.	514,891
		1,672,821
	LEISURE FACILITIES & SERVICES - 1.0%
8,748	Yum China Holdings, Inc.	513,770

	MACHINERY – 0.9%
2,106	Caterpillar, Inc.	504,492

	MEDICAL EQUIPMENT & DEVICES - 3.3%
46,484	EDAP TMS S.A. - ADR(a)	547,117
6,635	Hologic, Inc.(a)	528,411
9,315	Lantheus Holdings, Inc.(a)	688,938
		1,764,466
	METALS & MINING - 2.3%
3,490	Encore Wire Corporation	673,605

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	METALS & MINING - 2.3% (Continued)
14,316	Warrior Met Coal, Inc.	$ 547,873
		1,221,478
	OIL & GAS PRODUCERS – 4.9%
8,160	Devon Energy Corporation	439,987
17,785	Eni SpA - ADR	504,383
10,590	Imperial Oil Ltd.	522,722
13,344	PBF Energy, Inc., Class A	583,267
4,124	Valero Energy Corporation	543,255
		2,593,614
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
13,661	Halliburton Company	494,938
9,949	Schlumberger Ltd	529,386
		1,024,324
	RETAIL - DISCRETIONARY - 3.4%
7,283	Builders FirstSource, Inc.(a)	617,452
1,578	Dillard's, Inc., Class A	562,415
16,024	Haverty Furniture Companies, Inc.	604,746
		1,784,613
	SEMICONDUCTORS - 10.5%
19,560	Amkor Technology, Inc.	503,866
2,916	Analog Devices, Inc.	534,999
6,392	Cirrus Logic, Inc.(a)	656,777
14,478	Cohu, Inc.(a)	538,582
7,540	ON Semiconductor Corporation(a)	583,671
28,565	Photronics, Inc.(a)	503,315
13,196	Rambus, Inc.(a)	583,659
13,270	STMicroelectronics N.V. - ADR	639,084
6,392	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	556,551
22,828	Vishay Intertechnology, Inc.	484,638
		5,585,142
	SOFTWARE - 4.7%
27,572	Allscripts Healthcare Solutions, Inc.(a)	457,971
2,423	Aspen Technology, Inc.(a)	513,700
12,569	Digi International, Inc.(a)	419,428

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 4.7% (Continued)
47,026	Mitek Systems, Inc.(a)	$ 437,342
19,123	Perion Network Ltd.(a)	645,210
		2,473,651
	SPECIALTY FINANCE - 1.0%
58,411	EZCORP, Inc., Class A(a)	515,185

	SPECIALTY REIT - 0.8%
46,427	GEO Group, Inc. (The)(a)	406,701

	STEEL - 5.2%
85,652	Gerdau S.A. - ADR	468,516
14,573	Northwest Pipe Company(a)	561,061
2,430	Reliance Steel & Aluminum Company	602,251
4,860	Steel Dynamics, Inc.	612,894
14,897	Tenaris S.A. - ADR	491,750
		2,736,472
	TECHNOLOGY HARDWARE - 5.5%
4,722	Clearfield, Inc.(a)	296,022
25,517	Extreme Networks, Inc.(a)	477,678
7,135	Jabil, Inc.	592,419
8,248	Sanmina Corporation(a)	498,674
6,075	Super Micro Computer, Inc.(a)	595,167
32,895	TTM Technologies, Inc.(a)	437,175
		2,897,135
	TECHNOLOGY SERVICES - 2.7%
8,822	CSG Systems International, Inc.	495,797
1,458	Gartner, Inc.(a)	477,947
4,455	Science Applications International Corporation	475,081
		1,448,825
	TELECOMMUNICATIONS - 1.0%
72,783	Telefonica Brasil S.A. - ADR	542,234

	TRANSPORTATION & LOGISTICS - 3.0%
25,663	Dorian, L.P.G Ltd.	563,303

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 3.0% (Continued)
4,529	Expeditors International of Washington, Inc.	$ 473,552
5,825	Ryder System, Inc.	570,326
		1,607,181
	WHOLESALE - DISCRETIONARY - 1.0%
9,234	LKQ Corporation	529,016

	TOTAL COMMON STOCKS (Cost $48,812,184)	52,914,172

	TOTAL INVESTMENTS - 99.8% (Cost $48,812,184)	$ 52,914,172
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	130,613
	NET ASSETS - 100.0%	$ 53,044,785

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.A.B de CV	- Sociedad Anonima de Capital Variable

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.